UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
                  (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: 252-972-9922
                                                          ------------

                       Date of fiscal year end: March 31
                                                --------

                   Date of reporting period: December 31, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS
The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                         Market Value
                                   Shares         (Note 1)                                                     Shares     (Note 1)
--------------------------------------------------------------       --------------------------------------------------------------
COMMON STOCKS - 98.64%
                                                                      Health Care Equipment & Services - 14.00%
                                                                        Caremark Rx, Inc.                      1,700    $   97,087
Banks - 3.72%                                                         * Covance Inc.                           3,100       182,621
  Bank of America Corporation       9,300        $   496,527          * Express Scripts Inc.                   3,000       214,800
                                                ------------            Medtronic, Inc.                        5,400       288,954
                                                                        Quest Diagnostics Inc.                 2,500       132,500
Capital Goods - 6.51%                                                 * Resmed Inc.                            4,800       236,256
  Danaher Corporation               4,500            325,980          * St. Jude Medical, Inc.                 5,500       201,080
  Fluor Corporation                 1,400            114,310            Stryker Corporation                    4,600       253,506
  Joy Global Inc                    3,350            161,939          * Wellpoint Health Networks
  The Boeing Company                3,000            266,520              Inc., C1 A                           3,300       259,677
                                                ------------                                                          ------------
                                                     868,749                                                             1,866,481
                                                ------------                                                          ------------

Consumer Durables & Apparel - 3.98%                                   Household & Personal Products - 2.60%
* Coach, Inc.                       4,890            210,074            The Procter & Gamble Company          5,400        347,058
  D.R. Horton, Inc.                 6,600            174,834                                                          ------------
  Fortune Brands, Inc.              1,700            145,163
                                                ------------          Insurance - 4.68%
                                                    530,071             American International
                                                ------------              Group, Inc.                          8,700       623,442
                                                                                                                      ------------
Consumer Services - 2.88%
  Marriott International, Inc.      4,200            200,424          Pharmaceuticals & Biotechnology - 7.69%
* Starbucks Corp.                   5,200            184,184          * Amgen, Inc.                            5,100       348,381
                                                ------------          * Celgene Corporation                    2,300       132,319
                                                     384,608          * Genzyme Corporation                    2,700       166,266
                                                ------------          * Gilead Sciences, Inc.                  2,500       162,325
                                                                      u Shire PLC                              3,500       216,160
Diversified Financial - 9.82%                                                                                         ------------
  American Express Company          3,500            212,345                                                             1,025,451
  Ameriprise Financial Inc.         4,200            228,900                                                          ------------
* E*Trade Group, Inc.               8,300            186,086          Retailing - 8.57%
  JPMorgan Chase & Co.              7,300            352,590            Best Buy Co., Inc.                     4,850       238,572
  The Goldman Sachs Group, Inc.       800            159,480          * Dick's Sporting Goods, Inc.            4,500       220,455
  T. Rowe Price Group Inc.          3,900            170,703          * eBay Inc.                              2,500        75,175
                                                ------------            Nordstrom, Inc.                        4,600       226,964
                                                   1,310,104            Staples, Inc.                          8,750       233,625
                                                ------------            Target Corporation                     2,600       148,330
                                                                                                                      ------------
Energy - 4.74%                                                                                                           1,143,121
  Diamond Offshore Drilling, Inc.   1,300            103,922                                                          ------------
  Halliburton Company               2,100             65,205
  Schlumberger Limited              3,800            240,008          Semionductors & Semiconductor Equipment - 2.40%
* Transocean Inc.                     800             64,712          * Broadcom Corporation                   6,250       201,938
  XTO Energy, Inc.                  3,366            158,370          * PMC - Sierra, Inc.                    17,600       118,096
                                                ------------                                                          ------------
                                                     632,217                                                               320,034
                                                ------------                                                          ------------
                                                                      Software & Services - 9.04%
Food & Staples Retailing - 3.48%                                        Accenture Ltd.                         6,400       236,352
  Walgreen Co.                      9,400            431,366          * Checkfree Corp.                        3,500       140,560
  Whole Foods Market, Inc.            700             32,851          * Citrix Systems, Inc.                   8,800       238,040
                                                ------------          * Electronic Arts Inc.                   4,600       231,656
                                                     464,217          * Symantec Corp.                         9,700       202,245
                                                ------------            Western Union Company                  7,000       156,940
                                                                                                                      ------------
Food, Beverage & Tobacco - 5.98%                                                                                         1,205,793
u Diageo PLC                        4,400            348,964                                                          ------------
  PepsiCo, Inc.                     5,100            319,005
  Wm. Wrigley Jr. Company           2,500            129,300
                                                ------------
                                                     797,269
                                                ------------

                                                                                                                      (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                 Shares        Market Value
                                                (Note 1)
-----------------------------------------------------------       -----------------------------------------------------------------
COMMON STOCKS - (Continued)                                        Summary of Investments by Industry
                                                                                                    % of Net
Technology Hardware & Equipment - 8.55%                            Industry                          Assets      Market Value
* Apple Computer, Inc.            2,200        $    186,648       -----------------------------------------------------------------
* Cisco Systems, Inc.            12,800             349,824        Banks                              3.72%          496,527
* Corning Incorporated           11,300             211,423        Capital Goods & Services           6.51%          868,749
* EMC Corporation                17,700             233,640        Consumer Durables & Apparel        3.98%          530,071
* SanDisk Corporation             3,700             159,211        Consumer Services                  2.88%          384,608
                                               ------------        Diversified Financial Services     9.82%        1,310,104
                                                  1,140,746        Energy                             4.74%          632,217
                                               ------------        Food & Staples Retailing           3.48%          464,217
                                                                   Food, Beverage & Tobacco           5.98%          797,269
Total Common Stocks (Cost $11,410,315)           13,155,888        Health Care Equipment & Services  14.00%        1,866,481
                                               ------------        Household & Personal Products      2.60%          347,058
                                                                   Insurance                          4.68%          623,442
INVESTMENT COMPANY - 1.33%                                         Pharmaceuticals & Biotechnology    7.69%        1,025,451
  Evergreen Institutional Money Market Fund                        Investment Company                 1.33%          177,388
    (Cost $177,388)             177,388             177,388        Retailing                          8.57%        1,143,121
                                               ------------        Semiconductors &
                                                                     Semiconductor Equipment          2.40%          320,034
Total Investments (Cost $11,587,703) - 99.97%  $ 13,333,276        Software & Services                9.04%        1,205,793
Other Assets Less Liabilities - 0.03%                 3,722        Technology Hardware & Equipment    8.55%        1,140,746
                                               ------------       -----------------------------------------------------------------
                                                                   Total                             99.97%      $ 13,333,276
Net Assets - 100.00%                           $ 13,336,998
                                               ============        Note 1 - Investment Valuation
* Non-income producing investment.
u  American Depositary Receipt.                                    The Fund's investments in securities are carried at value.
                                                                   Securities  listed on an  exchange or quoted on a national market  system are  valued at the last  sales  price as of
                                                                   4:00 p.m.  Eastern Time.  Securities  traded in the NASDAQ
The following acronym is used in this portfolio:                   over-the-counter market are generally valued at the NASDAQ
                                                                   Official  Closing Price.  Other  securities  traded in the
PLC - Public Limited Company (British)                             over-the-counter market and listed securities for which no sale was  reported  on that  date are  valued  at the most
                                                                   recent  bid  price.   Securities   and  assets  for  which
                                                                   representative market quotations are not readily available
Aggregate cost for financial  reporting and federal income         or which  cannot be  accurately  valued  using the  Fund's
tax   purposes  is  the  same.   Unrealized   appreciation         normal  pricing  procedures  are  valued at fair  value as
(depreciation)  of  investments  for  federal  income  tax         determined  in good faith under  policies  approved by the
purposes is as follows:                                            Trustees.  Fair value pricing may be used, for example, in situations  where (i) a  portfolio  security  is so thinly traded  that  there  have  been no  transactions  for that security  over  an  extended  period  of  time;  (ii)  the
Aggregate gross unrealized appreciation         $ 2,037,006        exchange on which the  portfolio  security is  principally
Aggregate gross unrealized depreciation           (291,433)        traded  closes  early,  or (iii)  trading of the portfolio
                                               ------------        security  is  halted  during  the day and does not  resume prior  to  the  Fund's  net  asset  value  calculation.  A portfolio  security's  "fair  value" price may differ from
Net unrealized appreciation                     $ 1,745,573        the price next available for that portfolio security using
                                               ============        the Fund's normal  pricing  procedures.  Instruments  with maturities  of 60 days or less  are  valued  at  amortized cost, which approximates market value.

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                  Shares    Market Value                                               Shares      Market Value
                                              (Note 1                                                                (Note 1)
--------------------------------------------------------       --------------------------------------------------------------------
COMMON STOCKS - 75.00%                                          Food, Beverage & Tobacco - 4.44%
                                                                u Diageo PLC                           3,300    $    261,723
Banks - 2.76%                                                     PepsiCo., Inc.                       3,800         237,690
  Bank of America Corporation      6,800   $    363,052           Wm. Wrigley Jr. Company              1,650          85,338
                                           ------------                                                         ------------
                                                                                                                     584,751
                                                                                                                ------------
Capital Goods - 5.14%                                           Health Care Equipment & Services - 11.08%
  Danaher Corporation              3,400        246,296           Caremark Rx, Inc.                    1,200          68,532
  Fluor Corporation                1,000         81,650         * Covance Inc.                         2,300         135,493
  Joy Global Inc.                  3,150        152,271         * Express Scripts, Inc.                2,300         164,680
  The Boeing Company               2,200        195,448           Medtronic, Inc.                      4,000         214,040
                                           ------------           Quest Diagnostics                    1,900         100,700
                                                675,665         * Resmed Inc.                          3,600         177,192
                                           ------------         * St. Jude Medical Inc.                5,800         212,048
Consumer Durables & Apparel - 3.12%                               Stryker Corporation                  3,420         188,476
* Coach, Inc.                      4,090        175,706         * WellPoint Inc.                       2,500         196,725
  DR Horton Inc.                   5,000        132,450                                                         ------------
  Fortune Brands, Inc.             1,200        102,468                                                            1,457,886
                                           ------------                                                         ------------
                                                410,624
                                           ------------         Household & Personal Products - 1.95%
Consumer Services - 2.14%                                         The Procter & Gamble Company         4,000         257,080
  Marriott International, Inc.     3,000        143,160                                                         ------------
* Starbucks Corp.                  3,900        138,138
                                           ------------         Insurance - 3.59%
                                                281,298           American International
                                           ------------           Group, Inc.                          6,600         472,956
                                                                                                                ------------
Diversified Financial Services - 7.45%
  American Express Company         2,600        157,742         Pharmaceuticals & Biotechnology - 5.69%
                                                                * Amgen, Inc.                          3,760         256,846
  Ameriprise Financial Inc.        3,140        171,130         * Celgene Corporation                  1,700          97,801
* E*Trade Financial Corporation    6,200        139,004         * Genzyme Corporation                  1,900         117,002
  Goldman Sachs Group Inc            600        119,610         * Gilead Sciences, Inc.                1,800         116,874
  J.P. Morgan Chase & Co.          5,500        265,650         u Shire PLC                            2,600         160,576
  T. Rowe Price Group Inc.         2,890        126,495                                                         ------------
                                           ------------                                                              749,099
                                                979,631                                                         ------------
                                           ------------
Energy - 3.75%                                                  Retailing - 6.50%
  Diamond Offshore Drilling, Inc.  1,000         79,940           Best Buy Co., Inc.                   3,650         179,544
  Halliburton Company              1,500         46,575         * Dick's Sporting Goods, Inc.          3,300         161,667
  Schlumberger Limited             2,800        176,848         * eBay Inc.                            2,400          72,168
* Transocean Inc.                    900         72,801           Nordstrom, Inc.                      3,300         162,822
  XTO Energy, Inc.                 2,500        117,625           Staples, Inc.                        6,200         165,540
                                           ------------           Target Corporation                   2,000         114,100
                                                493,789                                                         ------------
                                           ------------                                                              855,841
                                                                                                                ------------
Food & Staples Retailing - 2.27%
  Walgreen Co.                     6,000        275,340         Semiconductors & Semiconductor Equipment - 1.80%
  Whole Foods Market, Inc.           500         23,465         * Broadcom Corporation                 4,600         148,626
                                           ------------         * PMC-Sierra, Inc.                    13,200          88,572
                                                298,805                                                         ------------
                                           ------------                                                              237,198
                                                                                                                ------------

                                                                                                                 (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             Shares or   Market Value                                                               Market Value
                             Principal     (Note 1)                                                   Principal       (Note 1)
-----------------------------------------------------------      ------------------------------------------------------------------
COMMON STOCKS - (Continued)                                       CORPORATE OBLIGATIONS - 6.02%

Software & Services - 6.80%                                         Boston Edison Company
  Accenture Ltd.               4,700    $   173,571                   7.800%, 05/15/10                 $ 60,000    $    64,549
* CheckFree Corp.              2,600        104,416                 Coca-Cola Company
* Citrix Systems, Inc.         6,600        178,530                   5.750%, 03/15/11                  200,000        204,461
* Electronic Arts Inc.         3,400        171,224                 Dow Chemical Capital Debenture
* Symantec Corporation         7,200        150,120                   9.200%, 06/01/10                   15,000         16,761
  Western Union Company        5,200        116,584                 Dow Chemical
                                        -----------                   7.375%, 11/01/29                  170,000        196,496
                                            894,445                 Nalco Chemical
                                        -----------                      6.250%, 05/15/08                50,000         50,563
Technology Hardware & Equipment - 6.52%                             Sears Roebuck Acceptance
* Apple Computer, Inc.         1,700        144,228                    7.000%, 02/01/11                 170,000        173,818
* Cisco Systems, Inc.          9,540        260,728                 Wal-Mart Stores, Inc.
* Corning Inc.                 8,500        159,035                    8.070%, 12/21/12                  80,000         85,546
* EMC Corporation             13,170        173,844                                                               ------------
* SanDisk Corp.                2,800        120,484               Total Corporate Obligations
                                        -----------                 (Cost $757,706)                                    792,194
                                            858,319                                                               ------------
                                        -----------               Total Investments
                                                                    (Cost $11,673,401) - 99.64%                   $ 13,113,675
Total Common Stocks (Cost $8,479,448)     9,870,439               Other Assets Less Liabilities - 0.36%                 46,937
                                        -----------                                                               ------------
                                                                  Net Assets - 100.00%                            $ 13,160,612
INVESTMENT COMPANY - 1.75%                                                                                        ============
  Evergreen Institutional Money Market Fund
  (Cost $230,479)            230,479        230,479
                                       ------------               * Non-income producing investment.
                                                                  u American Depositary Receipt.
U.S. GOVERNMENT OBLIGATIONS - 16.87%
                                                                  The following acronym is used in this portfolio:

  U.S. Treasury Notes                                             PLC - Public Limited Company (British)
       4.625%, 02/29/08   $  660,000    $   657,216
       4.500%, 02/28/11      660,000        655,127
       4.500%, 02/15/16      660,000        649,481               Aggregate cost for federal income tax purposes is $11,675,502.
       8.000%, 11/15/21       20,000         26,513               Unrealized   appreciation/(depreciation)  of  investments  for
       6.250%, 08/15/23       20,000         23,020               federal income tax purposes is as follows:
       4.500%, 02/15/36       20,000        209,206
                                       ------------               Aggregate gross unrealized appreciation         $ 1,668,781
                                                                  Aggregate gross unrealized depreciation            (230,608)
Total U.S. Government Obligations                                                                                 ------------
    (Cost $2,205,768)                     2,220,563
                                       ------------               Net unrealized appreciation                     $ 1,438,173
                                                                                                                  ============

                                                                                                                   (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Summary of Investments by Industry                                   Note 1 - Investment Valuation
                                        % of Net        Market       The Fund's  investments in securities are carried at value.
Industry                                  Assets        Value        Securities  listed on an  exchange  or quoted on a national
---------------------------------------------------------------      market system are valued at the last sales price as of 4:00
Banks                                      2.76%      $ 363,052      p.m.  Eastern  Time.   Securities   traded  in  the  NASDAQ
Capital Goods                              5.14%        675,665      over-the-counter  market are generally valued at the NASDAQ
Consumer Durables & Apparel                3.12%        410,624      Official  Closing  Price.  Other  securities  traded in the
Consumer Services                          2.14%        281,298      over-the-counter  market and listed securities for which no
Corporate Obligations                      6.02%        792,194      sale  was  reported  on that  date are  valued  at the most
Diversified Financial Services             7.45%        979,631      recent   bid  price.   Securities   and  assets  for  which
Energy                                     3.75%        493,789      representative  market quotations are not readily available
Food & Staples Retailing                   2.27%        298,805      or which  cannot be  accurately  valued  using  the  Fund's
Food, Beverage & Tobacco                   4.44%        584,751      normal  pricing  procedures  are  valued  at fair  value as
Health Care Equipment & Services          11.08%      1,457,886      determined  in good faith  under  policies  approved by the
Household & Personal Products              1.95%        257,080      Trustees.  Fair value pricing may be used, for example,  in
Insurance                                  3.59%        472,956      situations  where  (i) a  portfolio  security  is so thinly
Investment Company                         1.75%        230,479      traded  that  there  have  been no  transactions  for  that
Pharmaceuticals & Biotechnology            5.69%        749,099      security over an extended period of time; (ii) the exchange
Retailing                                  6.50%        855,841      on which  the  portfolio  security  is  principally  traded
Semiconductors &                                                     closes early; or (iii) trading of the portfolio security is
    Semiconductor Equipment                1.80%        237,198      halted  during  the day and  does not  resume  prior to the
Software & Services                        6.80%        894,445      Fund's net asset value calculation.  A portfolio security's
Technology Hardware & Equipment            6.52%        858,319      "fair value" price may differ from the price next available
U.S. Government Obligations               16.87%      2,220,563      for that portfolio security using the Fund's normal pricing
---------------------------------------------------------------      procedures.  Instruments with maturities of 60 days or less
                                          99.64%   $ 13,113,675      are valued at amortized  cost,  which  approximates  market value.








The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                               Market Value                                                          Market Value
                                   Shares       (Note 1)                                              Shares          (Note 1)
------------------------------------------------------------   --------------------------------------------------------------------
COMMON STOCKS - 98.75%                                           Medical/Health Care - 24.74%
                                                                 * Accelrys, Inc.                     752,103        $ 4,520,139
Business Services -22.27%                                        * Affymetrix, Inc.                   396,300          9,138,678
  Acxiom Corporation               209,600    $  5,376,240       * Albany Molecular Research, Inc.    251,250          2,653,200
  Catalina Marketing Corporation    43,200       1,188,000       * Bruker Biosciences Corporation     760,400          5,710,604
* Concur Technologies Inc.         820,315      13,157,852       * Human Genome Sciences, Inc.        680,500          8,465,420
  Fair Isaac Corporation           176,825       7,187,936       * Immucor, Inc.                       67,600          1,975,948
* Macrovision Corporation          498,345      14,083,230       * Incyte Corporation               1,009,900          5,897,816
* Nuance Communications, Inc.      308,524       3,535,685       * Kendle International, Inc.         211,100          6,639,095
* SPSS Inc.                        454,400      13,663,808       * Kensey Nash Corporation            295,500          9,396,900
  TALX Corporation                 446,825      12,265,346         Medicis Pharmaceuticals            206,900          7,268,397
* Transaction Systems                                            * Molecular Devices Corporation      324,450          6,836,161
     Architects, Inc.              210,000       6,839,700       * Pharmacopeia Drug
                                              ------------           Discovery, Inc.                  452,276          1,926,696
                                                77,297,797       *  Techne Corporation                216,150         11,985,517
                                              ------------       *  Ventana Medical Systems, Inc.
Consumer Related - 12.39%                                           Corporation                        80,400          3,459,612
* Dolby Laboratories               481,600      14,939,232                                                          ------------
* DTS Inc.                         583,540      14,115,833                                                            85,874,183
* Green Mountain Coffee                                                                                             ------------
  Roasters, Inc.                   177,097       8,718,485
* Panera Bread Company              12,900         721,239       Total Common Stocks  (Cost $264,497,725)            342,710,203
* The Cheesecake Factory Inc.      183,625       4,517,175                                                          ------------
                                              ------------       INVESTMENT COMPANY - 1.26%
                                                43,011,964         Evergreen Institutional Money Market Fund
                                              ------------           (Cost $4,364,311)              4,364,311          4,364,311
                                                                                                                    ------------
Industrial Products & Systems - 21.86%                           Total Investments
* ANSYS, Inc.                      204,400       8,889,356         (Cost $268,862,036) - 100.01%                   $ 347,074,514
  Balchem Corporation              133,635       3,431,747       Liabilities in Excess of Other Assets - (0.01%)         (50,426)
  CARBO Ceramics Inc               178,800       6,681,756                                                          ------------
  Cognex Corporation               401,400       9,561,348       Net Assets - 100.00%                              $ 347,024,088
* Dionex Corporation               132,400       7,508,404                                                         =============
* FEI Company                      584,600      15,415,902       *  Non-income producing investment.
* FLIR Systems, Inc.               387,694      12,340,300
* Symyx Technologies               556,647      12,018,009
                                              ------------
                                                75,846,822       Aggregate  cost for  financial reporting  and federal  income  tax
                                              ------------       purposes   is  the  same.  Unrealized  appreciation/(depreciation)
                                                                 of investments for federal income tax purposes is as follows:
Information/Knowledge Management - 17.49%
  Blackbaud, Inc.                  421,879      10,968,854       Aggregate gross unrealized appreciation            $ 95,635,418
* Dendrite International, Inc.     599,960       6,425,572       Aggregate gross unrealized depreciation             (17,422,940)
* Manhattan Associates, Inc.       366,100      11,012,288                                                          ------------
* Netscout Systems, Inc.           939,600       7,798,680       Net unrealized appreciation                        $ 78,212,478
  Quality Systems, Inc.            210,600       7,849,062                                                          ============
* Radisys Corporation              380,300       6,339,601
* Tollgrade Communications, Inc.   396,400       4,189,948
* Tyler Technologies, Inc.         433,530       6,095,432
                                              ------------                                                           (Continued)
                                                60,679,437
                                              ------------

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Summary of Investments by Sector                                      Note 1 - Investment Valuation
                                    % of Net
Sector                               Assets        Market Value       The Fund's  investments in securities are carried at value.
---------------------------------------------------------------       Securities  listed on an  exchange  or quoted on a national
Business Services                     22.27%      $ 77,297,797        market system are valued at the last sales price as of 4:00
Consumer Related                      12.39%        43,011,964        p.m.  Eastern  Time.   Securities   traded  in  the  NASDAQ
Industrial Products & Systems         21.86%        75,846,822        over-the-counter  market are generally valued at the NASDAQ
Information/Knowledge                                                 Official  Closing  Price.  Other  securities  traded in the
   Management                         17.49%        60,679,437        over-the-counter  market and listed securities for which no
Investment Company                     1.26%         4,364,311        sale  was  reported  on that  date are  valued  at the most
Medical/Health Care                   24.74%        85,874,183        recent   bid  price.   Securities   and  assets  for  which
---------------------------------------------------------------       representative  market quotations are not readily available
                                     100.01%     $ 347,074,514        or which  cannot be  accurately  valued  using  the  Fund's normal  pricing  procedures  are  valued  at fair  value as determined  in good faith  under  policies  approved by the
                                                                      Trustees.  Fair value pricing may be used, for example,  in situations  where  (i) a  portfolio  security  is so thinly traded  that  there  have  been no  transactions  for  that security over an extended period of time; (ii) the exchange on which  the  portfolio  security  is  principally  traded closes early; or (iii) trading of the portfolio security is halted  during  the day and  does not  resume  prior to the
                                                                      Fund's net asset value calculation.  A portfolio security's
                                                                      "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized  cost,  which  approximates  market value.






The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                 Shares     Market Value                                                        Market Value
                                             (Note 1)                                           Shares             (Note 1)
---------------------------------------------------------     ---------------------------------------------------------------------
COMMON STOCKS - 96.52%                                         Irish Equities - 4.62%
                                                                 C&C Group plc                  19,310         $   342,855
Australian Equity - 1.89%                                        IAWS Group plc                  8,815             225,751
  Westpac Banking Corporation    16,240    $   310,750           Paddy Power plc                 9,500             188,866
                                           -----------                                                         -----------
                                                                                                                   757,472
Belgium Equities - 3.09%                                                                                       -----------
  Dexia                          10,490        287,342
* RHJ International              10,260        219,416         Israeli Equities - 3.09%
                                           -----------         * Check Point Software
                                               506,758            Technologies, Ltd.             11,000            241,120
                                           -----------         u Teva Pharmaceutical Industries   8,530            265,112
                                                                 Ltd.                                          -----------
Bermuda Equities - 2.10%                                                                                           506,232
  Axis Capital Holdings Ltd.      5,095        170,020                                                         -----------
  Endurance Specialty Holdings
     Ltd.                         4,790        175,218         Italian Equities - 5.94%
                                           -----------           Amplifon SpA                    48,950            413,883
                                               345,238           Tod's SpA                        1,840            148,338
                                           -----------           UniCredito Italiano SpA         46,985            411,844
                                                                                                               -----------
Canadian Equity - 1.88%                                                                                            974,065
  Royal Bank of Canada            6,475        308,534                                                         -----------
                                           -----------
                                                               Japanese Equities - 12.35%
Chinese Equity - 1.62%                                           Asatsu-DK Inc.                   8,800            279,506
  Travelsky Technology Ltd.     174,100        265,467           Daito Trust Construction Co Ltd. 5,400            247,744
                                           -----------           Hakuhodo DY Holdings Inc.        3,050            198,105
                                                                 Japan Tobacco Inc.                 126            608,772
Danish Equities - 4.65%                                          Nissin Food Products Co., Ltd.   4,400            163,045
  Coloplast A/S                   4,740        428,804           SKY Perfect Communications Inc.    429            262,425
  Danske Bank A/S                 7,540        335,046           Uni-Charm Corporation            4,500            267,330
                                           -----------                                                           2,026,927
                                               763,850                                                         -----------
                                           -----------
                                                               Mexican Equities - 4.06%
French Equities - 4.08%                                        u Fomento Economico
  Axa                             7,560        306,085           Mexicano, SA de CV               3,425            396,478
  L'Oreal SA                      1,130        113,221           Wal-Mart de Mexico SA de CV     61,250            269,482
  Sanofi-Aventis                  2,700        249,320                                                         -----------
                                           -----------                                                             665,960
                                               668,626                                                         -----------
                                           -----------
                                                               Netherland Equities - 6.11%
German Equities - 3.16%                                          Koninkijke DSM NV                4,925            243,350
  Deutsche Telekom AG             9,100        166,859           Phillips Electronics NV         11,291            425,842
  Rhoen Klinikum AG               7,375        352,336         * Tele Atlas NV                   15,800            333,512
                                               519,195
                                                                                                                 1,002,704
Hong Kong Equities - 6.91%                                                                                     -----------

  Esprit Holdings Ltd.           57,300        639,810         South Korean Equity - 1.28%
  Nam Tai Electronics, Inc.      13,745        208,786         u Kookmin Bank                     2,600            209,664
                                                                                                               -----------
  Global Bio-Chem Technology
     Group Co. Ltd.             846,300        285,070         Swedish Equities - 2.07%
                                           -----------           Nordea Bank AB                  11,585            178,514
                                             1,133,666         * Swedish Match AB                 8,610            160,967
                                           -----------                                                         -----------
                                                                                                                   339,481
Indian Equity - 0.49%                                                                                          -----------

u Satyam Computer Services Ltd.   3,360         80,674
                                           -----------

                                                                                                               (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                Market Value
                                Shares           (Note 1)
------------------------------------------------------------------   --------------------------------------------------------------
COMMON STOCKS - (Continued)                                          Aggregate cost for financial  reporting and federal income tax purposes is the same.  Unrealized  appreciation/(depreciation)
Swiss Equities - 4.91%                                               of investments for federal income tax purposes is as follows:
* Kaba Holding AG                  740        $    224,095
* Nobel Biocare Holding AG       1,025             303,042           Aggregate gross unrealized appreciation      $  5,558,414
  Synthes, Inc.                  2,330             277,841           Aggregate gross unrealized depreciation          (292,388)
                                              ------------                                                        -------------
                                                   804,978
                                              ------------
United Kingdom Equities - 22.22%                                     Net unrealized appreciation                  $  5,266,026
  British Sky Broadcasting                                                                                         =============
    Group plc                   22,775             232,785
  Diageo plc                    28,495             559,344
  Man Group plc                 58,680             600,634           Summary of Investments by Industry
  Reed Elsevier plc             26,200             287,543
* Royal Bank of Scotland                                                                               % of Net         Market
     Group plc                   8,368             326,554           Industry                           Assets          Value
  SABMiller plc                 14,990             344,878           --------------------------------------------------------------
  Shire PLC                     21,500             445,820           Banks                              14.44%     $ 2,368,248
* SurfControl plc               29,500             300,511           Capital Goods                       4.15%         680,625
  United Business Media plc     14,952             202,889           Commercial Services & Supplies      1.62%         265,467
  Willis Group Holdings Ltd.     8,650             343,491           Consumer Durables & Apparel         3.50%         574,180
                                              ------------           Consumer Services                   1.15%         188,866
                                                 3,644,449           Diversified Financials              5.00%         820,050
                                              ------------           Food, Beverage & Tobacco           18.82%       3,087,161
                                                                     Food & Staples Retailing            1.64%         269,482
                                                                     Health Care Equipment & Services   10.83%       1,775,905
Total Common Stocks (Cost $10,568,664)          15,834,690           Household & Personal Products       2.32%         380,551
                                              ------------           Insurance                           6.06%         994,814
                                                                     Investment Company                  3.36%         550,670
INVESTMENT COMPANY - 3.36%                                           Materials                           1.48%         243,350
  Evergreen Institutional Money Market Fund                          Media                               8.92%       1,463,252
   Cost $550,670)              550,670             550,670           Pharmaceuticals & Biotechnology     5.85%         960,253
                                              ------------           Retailing                           3.90%         639,810
                                                                     Software & Services                 3.99%         655,306
Total Investments (Cost $11,119,334) -99.88%  $ 16,385,360           Technology Hardware & Equipment     1.83%         300,511
Other Assets less Liabilities - 0.12%               19,688           --------------------------------------------------------------
                                              ------------           Total                              99.88%     $ 16,385,360

Net Assets - 100.00%                          $ 16,405,048
                                              ============


*   Non-income producing investment.
u   American Depositary Receipt.

The following acronyms and abbreviations are used in this portfolio:
A/S - Aktieselskap (Danish)
AB - Aktiebolag (Swedish)
AG - Aktiengesellschaft (German)
NV - Naamloze Vennootschap (Dutch)
PLC - Public Limited Company (British)
SA - Societe Anonyme (French)
SA de CV - Convertible Securities (Mexican)
SpA - Societa Per Azioni (Italian)

                                                                                                                     (Continued)


The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
--------------------------------------------------------------------------------
Note 1 - Investment  Valuation           Note 2 - Foreign Currency  Translation

The Fund's investments in securities Portfolio securities and other assets are carried at value. Securities and liabilities denominated in listed on an exchange or quoted on a foreign currencies are translated national market system are valued at into U.S. dollars based on the the last sales price as of 4:00 p.m. exchange rate of such currencies
Eastern Time. Securities traded in against U.S. dollars on the date of the NASDAQ over-the-counter market valuation. Purchases and sales of are generally valued at the NASDAQ securities and income items Official Closing Price. Other denominated in foreign currencies are securities traded in the translated into U.S. dollars at the over-the-counter market and listed exchange rate in effect on the
securities  for  which  no  sale  was    transaction date.
reported  on that date are  valued at
the most recent bid price. Securities The Fund does not separately report and assets for which representative the effect of changes in foreign market quotations are not readily exchange rates from changes in market available or which cannot be prices on securities held. Such accurately valued using the Fund's changes are included in net realized normal pricing procedures are valued and unrealized gain or loss from
at fair value as  determined  in good    investments.
faith under policies  approved by the
Trustees.  Fair value  pricing may be    Realized  foreign  exchange  gains or
used,  for  example,   in  situations    losses  arise  from  sales of foreign
where (i) a portfolio security is so currencies, currency gains or losses thinly traded that there have been no realized between the trade and
transactions  for that  security over    settlement    dates   on   securities
an extended  period of time; (ii) the    transactions   and   the   difference
exchange on which the portfolio between the recorded amounts of security is principally traded closes dividends, interest, and foreign early; or (iii) trading of the withholding taxes, and the U.S. portfolio security is halted during dollar equivalent of the amounts the day and does not resume prior to actually received or paid. Net the Fund's net asset value unrealized foreign exchange gains and calculation. A portfolio security's losses arise from changes in foreign "fair value" price may differ from exchange rates on foreign denominated the price next available for that assets and liabilities other than portfolio security using the Fund's investments in securities held at the
normal      pricing       procedures.    end of the reporting period.
Instruments  with  maturities  of  60
days or less are valued at  amortized
cost,   which   approximates   market
value.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                             Market Value                                                       Market Value
                                  Shares       (Note 1)                                              Shares       (Note 1)
--------------------------------------------------------           ----------------------------------------------------------------
 COMMON STOCKS - 95.52%                                             Health Care Equipment & Services - 19.49%
                                                                    * Allscripts Healthcare
 Automobiles & Components - 1.92%                                       Solutions Inc.               5,500    $    148,445
 * Copart Inc.                    5,000    $    150,000               Bausch & Lomb Incorporated     2,750         143,165
                                           ------------               Biomet Inc.                    6,295         259,795
                                                                    * Covance Inc.                   2,910         171,428
 Capital Goods - 5.33%                                              * Express Scripts Inc.           2,800         200,480
   Danaher Corporation            1,360          98,518               Quest Diagnostics              3,300         174,900
   Fluor Corporation              2,200         179,630             * Resmed Inc.                    2,500         123,050
   Joy Global Inc.                2,850         137,769             * St. Jude Medical Inc.          5,770         210,951
                                           ------------             * Waters Corporation             1,800          88,146
                                                415,917                                                       ------------
                                           ------------                                                          1,520,360
                                                                                                              ------------
 Commercial Services & Supplies - 2.33%
 * Iron Mountain Incorporated     4,400         181,896             Insurance - 1.56%
                                           ------------               Willis Group Holdings Ltd.     3,070         121,910
                                                                                                              ------------
 Consumer Durables & Apparel - 8.67%
 * Coach Inc.                     6,680         286,973             Pharmaceuticals & Biotechnology - 3.28%
   DR Horton Inc.                 7,600         201,324             * Affymetrix Inc.                4,400         101,464
   Fortune Brands Inc.            2,200         187,858             u Shire PLC                      2,500         154,400
                                           ------------                                                       ------------
                                                676,155                                                            255,864
                                           ------------                                                       ------------

 Consumer Services - 7.52%                                          Retailing - 11.22%
 * Laureate Education Inc.        2,900         141,027             * Dick's Sporting Goods Inc.     3,040         148,930
   Marriott International Inc.    2,600         124,072             * Guitar Center Inc.             1,950          88,647
   Strayer Education Inc.         1,300         137,865               Nordstrom Inc.                 3,300         162,822
 * The Cheesecake Factory         7,472         183,811             * O'Reilly Automotive Inc.       5,100         163,506
                                           ------------               Staples Inc.                   4,450         118,815
                                                586,775             * Tractor Supply Company         4,300         192,253
                                           ------------                                                       ------------
                                                                                                                   874,973
 Diversified Financials - 7.14%                                                                               ------------
   Ameriprise Financial Inc.      4,800         261,600
 * E*TRADE Financial Corporation  8,100         181,602             Semiconductors & Semiconductor Equipment - 2.67%
   T Rowe Price Group Inc.        2,600         113,802             * Broadcom Corporation           3,800         122,778
                                           ------------             * PMC-Sierra, Inc.              12,800          85,888
                                                557,004                                                       ------------
                                           ------------                                                            208,666
                                                                                                              ------------
 Energy - 5.85%
   BJ Services Company            2,700          79,164             Software & Services - 12.24%
 * Cameron International                                            * Checkfree Corp.                3,950         158,632
      Corporation                   700          37,135             * Citrix Systems, Inc.           7,500         202,875
   Diamond Offshore Drilling        900          71,946             * Electronic Arts Inc.           3,300         166,188
   Smith International Inc.       4,700         193,029               Factset Research Systems Inc   3,400         192,032
   XTO Energy, Inc.               1,600          75,280               Fair Isaac Corporation         1,000          40,650
                                           ------------             * Macrovision Corporation        1,400          39,564
                                                456,554               Western Union Company          6,900         154,698
                                           ------------                                                       ------------
                                                                                                                   954,639
 Food & Staples Retailing - 0.96%                                                                             ------------
   Whole Foods Market Inc.        1,600          75,088
                                           ------------

 Food, Beverage & Tobacco - 1.46%
   Wm. Wrigley Jr. Company        2,200         113,784
                                           ------------


                                                                                                                       (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                 Shares      Market Value
                                              (Note 1)
--------------------------------------------------------------    -----------------------------------------------------------------

COMMON STOCK - (Continued)                                           Summary of Investments by Industry
                                                                                                        % of Net      Market
Technology Hardware & Equipment - 3.88%                              Industry                            Assets       Value
                                                                     --------------------------------------------------------------
* Avid Technology Inc.            2,700      $    100,602             Automobiles & Components           1.92%   $   150,000
* Network Appliance Inc.          1,965            77,185             Capital Goods                      5.33%       415,917
* SanDisk Corporation             2,900           124,787             Commercial Services & Supplies     2.33%       181,896
                                             ------------             Consumer Durables & Apparel        8.67%       676,155
                                                  302,574             Consumer Services                  7.52%       586,775
                                             ------------             Diversified Financial Services     7.14%       557,004
                                                                      Energy                             5.85%       456,554
Total Common Stocks (Cost $6,925,283)        $  7,452,159             Food & Staples Retailing           0.96%        75,088
                                             ------------             Food, Beverage & Tobacco           1.46%       113,784
                                                                      Health Care Equipment
INVESTMENT COMPANY - 3.34%                                             & Services                       19.49%     1,520,360
  Evergreen Institutional Money Market Fund                           Insurance                          1.56%       121,910
     (Cost $260,664)           260,664            260,664             Investment Company                 3.34%       260,664
                                             ------------             Pharmaceuticals & Biotechnology    3.28%       255,864
                                                                      Retailing                         11.22%       874,973
Total Investments (Cost $7,185,947) - 98.86% $  7,712,823             Semiconductors &
Other Assets less Liabilities - 1.14%              87,985             Semiconductor Equipment            2.67%       208,666
                                             ------------             Software & Services               12.24%       954,639
                                                                      Technology Hardware
Net Assets - 100.00%                         $  7,800,808              & Equipment                       3.88%       302,574
                                             ============             -------------------------------------------------------------
                                                                       Total                            98.86%   $ 7,712,823
* Non-income producing investment.
u American Depositary Receipts.

The following acronyms and abbreviations are used in this portfolio:


PLC - Public Limited Company (British)




Aggregate  cost for federal income tax purposes is $7,186,922.
Unrealized   appreciation/(depreciation)  of  investments  for
federal income tax purposes is as follows:



Aggregate gross unrealized appreciation      $    852,435
Aggregate gross unrealized depreciation          (326,534)
                                             ------------

Net unrealized appreciation                  $    525,901
                                             ============

                                                                                                                     (Continued)


The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
--------------------------------------------------------------------------------
Note 1 - Investment Valuation

The  Fund's  investments  in  securities  are
carried  at  value.  Securities  listed on an
exchange  or  quoted  on  a  national  market
system are valued at the last sales  price as
of 4:00 p.m. Eastern Time.  Securities traded
in the  NASDAQ  over-the-counter  market  are
generally   valued  at  the  NASDAQ  Official
Closing Price. Other securities traded in the
over-the-counter market and listed securities
for which no sale was  reported  on that date
are  valued  at the most  recent  bid  price.
Securities     and     assets    for    which
representative   market  quotations  are  not
readily   available   or  which   cannot   be
accurately  valued  using the  Fund's  normal
pricing  procedures  are valued at fair value
as  determined  in good faith under  policies
approved by the Trustees.  Fair value pricing
may be used, for example, in situations where
(i) a portfolio  security is so thinly traded
that there have been no transactions for that
security  over an  extended  period  of time;
(ii)  the  exchange  on which  the  portfolio
security is principally  traded closes early;
or (iii) trading of the portfolio security is
halted  during  the day and does  not  resume
prior  to  the   Fund's   net   asset   value
calculation.  A  portfolio  security's  "fair
value"  price may differ  from the price next
available for that  portfolio  security using
the   Fund's   normal   pricing   procedures.
Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                        Shares or       Market Value                                               Market Value
                                        Principal        (Note 1)                                   Principal       (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET - 3.42%                                                      REMIC Trust 2001-44
  Merrimac Cash Series                                                     6.114%, 11/16/21        $  176,336     $  177,611
     (Cost $1,378,514)                   1,378,514      $1,378,514        REMIC Trust 2002-35
                                                        ----------         5.892%, 10/16/23           533,638        541,669
                                                                          REMIC Trust 2002-83
US GOVERNMENT & AGENCY OBLIGATIONS - 70.81%                                3.313%, 04/16/17           176,305        172,903
                                                                          REMIC Trust 2003-16
* A.I.D. - Equador                                                         3.130%, 04/16/16           386,711        378,052
   7.050%, 05/01/15                       $ 41,464      $   44,554        REMIC Trust 2003-22
  A.I.D. - Israel                                                          2.750%, 06/16/21           191,165        186,026
   5.500%, 12/04/23                        650,000         676,347        REMIC Trust 2003-36
* A.I.D. - Peru                                                            2.933%, 10/16/20           769,514        748,447
   8.350%, 01/01/07                         13,647          13,643        REMIC Trust 2003-59
  Alter Barge Line Title XI                                                2.274%, 07/16/18           845,134        809,474
   6.000%, 03/01/26                        257,000         269,254        REMIC Trust 2003-72
  Federal Agricultural Mortgage Corporation                                4.356%, 02/16/30           568,046        555,258
    Series AM-1003                                                        Small Business Administration
   6.745%, 04/25/13                        320,708         321,631        Series 1992-20H
  Federal National Mortgage Association                                    7.400%, 08/01/12           143,955        148,799
  Fannie Mae                                                              Series 1995-20L
   5.000%, 03/15/16                        650,000         651,554         6.450%, 12/01/15           112,162        115,041
  FNMA Pass-Thru Mortgage Pool 742275                                     Series 1997-20A
   5.000%, 02/01/36                        800,429         773,007         7.150%, 01/01/17           133,331        138,279
  FNMA Pass-Thru Mortgage Pool 745418                                     Series 1998-20B
   5.500%, 04/01/36                        657,327         649,819         6.150%, 02/01/18           355,709        363,630
  FNMA Pass-Thru Mortgage Pool 872277                                     Series 2000-20K
   6.000%, 05/01/36                        644,962         649,329         7.220%, 11/01/20           565,371        597,320
  FNMA Pass-Thru Mortgage Pool 882040                                     Series 2001-20A
   6.000%, 05/01/36                        632,210         636,491         6.290%, 01/01/21           428,694        442,712
  FNMA Pass-Thru Mortgage Pool 886085                                     Series 2001-20K
   6.000%, 07/01/36                        645,903         650,276         5.340%, 11/01/21           662,746        668,688
  FNMA Pass-Thru Mortgage Pool 896052                                     Series 2002-10A
   6.000%, 07/01/36                        636,103         640,410         5.350%, 01/01/12           492,411        494,763
  FNMA Pass-Thru Mortgage Pool 886085                                     Series 2002-10B
   5.500%, 11/01/36                        749,001         740,184         5.300%, 03/01/12           619,649        622,295
  Government National Mortgage Association                                Series 2002-10F
  GNMA Pass-Thru Mortgage Single Family                                    3.940%, 11/01/12           287,909        279,690
   5.500%, 01/20/35                        692,514         687,620        Series 2002-20J
  GNMA Pass-Thru Mortgage Single Family                                    4.750%, 10/01/22           704,479        690,324
   4.500%, 03/20/35                        695,401         651,751        Series 2002-20K
  GNMA Pass-Thru Mortgage Single Family                                    5.080%, 11/01/22           522,497        520,185
   5.000%, 11/20/35                        706,281         684,093        Series 2003-10B
  GNMA Pass-Thru Mortgage Single Family                                    3.390%, 03/01/13           424,426        405,373
   5.500%, 11/20/35                        773,579         768,113        Series 2003-10C
  GNMA Pass-Thru Mortgage Single Family                                    3.530%, 05/01/13           351,223        336,153
   5.000%, 04/20/36                        631,816         611,800

                                                                                                                  (Continued)


EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                      Principal      (Note 1)                                            Principal      (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                    * USGI #87
                                                                          7.430%, 08/01/23               $ 49,687  $     50,066
                                                                                                                   ------------
  Series 2003-20C
   4.500%, 03/01/23                  $ 972,583   $     939,769        Total US Government Insured Obligations
  Series 2003-20D                                                       (Cost $143,911)                                 146,337
                                                                                                                   ------------
   4.760%, 04/01/23                    500,035         489,652
  Series 2003-20E                                                     CORPORATE ASSET BACKED SECURITIES - 7.29%
   4.640%, 05/01/23                    496,154         482,545
  Series 2003-20F                                                     American Airlines, Inc. Series 2001-1
   4.070%, 06/01/23                    883,634         831,111         6.977%, 05/23/21                   519,671       514,475
  Series 2003-20I                                                     California Infrastructure SDG&E Series 1997-1
   5.130%, 09/01/23                    642,025         640,252         6.370%, 12/26/09                   196,920       198,234
  Series 2003-20L                                                     CenterPoint Energy Transition Bond Co. 2001-1
   4.870%, 12/01/24                    617,881         605,530         4.760%, 09/15/09                   229,538       228,910
  Series 2005-20B                                                     Connecticut RRB Series 2001-1 A2
   4.625%, 02/01/25                    742,951         717,482         5.730%, 03/30/09                   212,862       212,986
  Series 2005-20L                                                     Connecticut RRB Series 2001-1 A5
   5.390%, 12/01/25                    763,363         768,515         6.210%, 12/30/11                   365,000       376,360
  Series 2006-10C                                                     Consumer Funding 2001-1
   5.680%, 05/01/16                    743,855         757,302         4.980%, 04/20/12                   300,000       299,083
  Series 2006-20E                                                     Detroit Edison Securitization Funding 2001-1
   5.870%, 05/01/26                    567,708         585,266         6.190%, 03/01/13                   100,000       103,078
  U.S. Guaranty Bonds                                                 Illinois Power Trust Series 1998-1
  Amethyst Title XI                                                    5.540%, 06/25/09                    38,629        38,645
   4.390%, 04/15/16                    633,340         611,826        Massachusetts RBB Trust 1999-1
  Matson Navigation Company, Inc. Title XI                             7.030%, 03/15/12                   200,000       207,888
   5.337%, 09/04/28                    572,000         572,280        PECO Energy Bonds Series 2000-A
  Perforadora Cent SA de CV Shipping Title XI                          7.625%, 03/01/10                   250,000       262,260
   5.240%, 12/15/18                    360,033         360,803        PP&L Transition Bonds Series 1999-1
  Rowan Companies, Inc. Title XI                                       7.150%, 06/25/09                   485,000       497,319
                                                                                                                   ------------
   2.800%, 10/20/13                    499,997         462,782
  Sterling Equipment, Inc. Title XI                                   Total Corporate Asset Backed Securities
   6.125%, 09/28/19                    184,670         192,953         (Cost $3,989,364)                              2,939,238
                                                 -------------                                                     ------------

  Total US Government & Agency Obligations                            CORPORATE OBLIGATIONS - 18.94%
       (Cost $28,883,551)                          28,530,636
                                                 ------------
                                                                      Arkansas Electric Cooperative Corporation
  US GOVERNMENT INSURED OBLIGATIONS - 0.36%                            7.330%, 06/30/08                   126,000       126,697
                                                                      Burlington Northern and Santa Fe Railway Co.
  Federal Housing Authority Project Loan                               6.230%, 07/02/18                   797,449       830,423
* Downtowner Apartments                                               Continental Airlines Inc.
    8.375%, 11/01/11                    75,677          78,734         7.707%, 04/02/21                   633,824       687,699
* Reilly #046                                                         CSX Corporation
    6.513%, 06/01/14                    17,708          17,537         6.550%, 06/15/13                   300,000       317,265


                                                                                                                      (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value
                                   Principal        (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)                                 Summary of Investments by Category
                                                                                                      % of Net       Market
  FedEx Corporation                                                  Category                           Assets        Value
   7.650%, 01/15/22                $ 123,647    $    139,742         --------------------------------------------------------------
  Ford Motor Credit Company                                          Corporate ABS                       7.29%    $  2,939,238
   7.375%, 02/01/11                  375,000         371,229         Corporate Obligations              18.94%       7,630,651
  GATX Financial Corporation                                         Money Market                        3.42%       1,378,514
   6.273%, 06/15/11                  700,000         716,150         US Gov. & Agency Obligations       70.81%      28,530,636
  General Motors Acceptance Corp.                                    US Gov. Insured Obligations         0.36%         146,337
   6.875%, 08/28/12                  375,000         385,059         --------------------------------------------------------------
  Nevada Power Company                                               Total                             100.82%    $ 40,625,376
   5.875%, 01/15/15                  375,000         373,264
  Norfolk Southern Railway Company                                   Aggregate cost for financial reporting and federal income tax
   5.950%, 04/01/08                  250,000         251,249         purposes  is the  same.  Unrealized  appreciation  Unrealized
  Provident Companies Inc.                                           appreciation  (depreciation)  of  investments  for  financial
   7.000%, 07/15/18                  375,000         389,789         reporting  and  federal  income tax  purposes  is as follows:
  Reinauer Maritime Company LLC
   5.875%, 11/30/26                  677,000         705,075         Aggregate gross unrealized appreciation      $    338,946
  Residential Capital Corporation                                    Aggregate gross unrealized depreciation          (684,879)
   6.375%, 06/30/10                  375,000         379,364                                                      ------------
  Union Pacific ETC Corporation                                      Net unrealized depreciation                  $   (345,933)
   4.698%, 01/02/24                  562,449         536,149                                                      =============
  Union Pacific Railroad Company
   6.630%, 01/27/22                   94,819         102,294
  USB Capital IX
   6.189%, 12/29/49                  650,000         663,837
  Wachovia Capital Trust III
   5.800%, 03/15/42                  650,000         655,366
                                                ------------

  Total Corporate Obligations
   (Cost $7,575,969)                               7,630,651
                                                ------------

  Total Investments
     (Cost $40,971,309) - 100.82%               $ 40,625,376
  Liabilities in Excess of Other Assets- (0.82%)    (331,943)
                                                -------------

  Net Assets - 100.00%                          $ 40,293,433
                                                =============

  *   Securities valued using Matrix System.  (note 1)






                                                                                                                    (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2006
--------------------------------------------------------------------------------
Note 1 - Investment Valuation

The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $204,534 (0.51% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U.S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)    /s/ Tracey L. Hendricks
                            __________________________________
                            Tracey L. Hendricks
                            Treasurer, Assistant Secretary, and Principal Financial Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)    /s/ Douglas S. Folk
                             _________________________________
                             Douglas S. Folk
                             President and Principal Executive Officer,
                             EARNEST Partners Fixed Income Trust

Date: February 23, 2007



By: (Signature and Title)    /s/ Keith A. Lee
                             _________________________________
                             Keith A. Lee
                             Trustee, The Nottingham Investment Trust II
                             Vice President and Principal Executive Officer,
                             The Brown Capital  Management  Equity Fund, The
                             Brown Capital  Management  Balanced  Fund,  The
                             Brown  Capital  Management  Small Company Fund,
                             The  Brown  Capital  Management   International
                             Equity Fund,  and The Brown Capital  Management
                             Mid-Cap Fund

Date: February 16, 2007

By:  (Signature and Title)   /s/ Tracey L. Hendricks
                             _________________________________
                             Tracey L. Hendricks
                             Treasurer, Assistant Secretary, and Principal
                             Financial Officer, The Nottingham Investment
                             Trust II

Date: February 8, 2007